Income Tax (Tables)	12 Months Ended
Jun. 30, 2019
Major components of tax expense (income) [abstract]
Schedule of Income Tax Expense

	Consolidated
	2019	2018	2017
	A$	A$	A$
Reconciliation of income tax expense to prima facie tax payable
Loss before income tax expense	(6,425,604)	(5,463,872)	(8,403,826)
Tax at the Australian tax rate of 27.50% (2018: 27.50% and 2017: 28.50%)	(1,767,041)	(1,502,565)	(2,311,052)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income
Share-based payments expense	92,153	35,650	33,079
Research and development tax incentive	541,596	148,346	108,163
Other non-deductible items	590	1,509	1,257
Other assessable items	—	—	81,155
	(1,132,702)	(1,317,060)	(2,087,398)

Difference in overseas tax rates	41,009	67,557	(96,775)
Under /(over) provision	1,126,722	(268,092)	(75,054)
Temporary differences not recognized	(121,965)	—	—
Research and development tax credit	(238,084)	(82,322)	(69,619)
Tax losses not recognized	325,020	1,599,917	2,328,846
Income tax expense	—	—	—

Schedule of Net Deferred Tax Assets

Net deferred tax assets

Deferred tax assets not recognized
Property, plant and equipment	863	1,381	2,802
Capital raising costs	232,328	347,370	320,417
Applera settlement	—	—	—
Intangible assets	1,893,220	1,949,601	2,003,505
Provisions	187,958	201,492	333,103
Other	—	—	—
Total deferred tax assets	2,314,369	2,499,844	2,659,827
Deferred tax liabilities not recognized
Prepayments	—	—	—
Total deferred tax liabilities	—	—	—
Net deferred tax assets on temporary differences not brought to account	(2,314,369)	(2,499,844)	(2,659,827)
Total net deferred tax assets	—	—	—

Schedule of Tax Losses

	Consolidated
	2019	2018	2017
	A$	A$	A$
Tax losses
Unused tax losses for which no deferred tax asset has been recognized	90,254,547	87,970,140	80,706,629
Potential tax benefit @ 27.50% (2016: 28.50%)	23,104,882	22,596,182	22,194,323